Financial information of the parent company	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Financial information of the parent company

Note 16–Financial information of the parent company

The Company performed a test on the restricted net assets of its consolidated subsidiaries in accordance with the Securities and Exchange Commission Regulation S-X Rule 5-04 and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The subsidiary did not pay any dividends to the Company for the periods presented. For the purpose of presenting parent only financial information, the Company records its investment in its subsidiaries and VIEs under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries and VIEs” and the income of the subsidiaries and VIEs is presented as “Equity income of subsidiaries and VIEs”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP are not required.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2021 and 2020.

PARENT COMPANY BALANCE SHEETS

	December 31,	December 31,
	2021	2020

ASSETS
CURRENT ASSETS
Cash and cash equivalents	$22,086,787	$16,613,029
Other current assets	491,000	-
Escrow	600,000	-
Other receivable-intercompany	2,862,436
Total current assets	26,040,223	16,613,029

OTHER ASSETS
Escrow	-	600,000
Investment in subsidiaries	35,881,493	20,761,600
Total other assets	35,881,493	21,361,600

Total assets	$61,921,716	$37,974,629
LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Accounts payable	$140,000	$2,960,000
Other payables and accrued liabilities	23,958	50,918
Other payables - intercompany	14,569,398	1,394,465
Total current liabilities	14,733,356	4,405,383

LIABILITIES	14,733,356	4,405,383

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Preferred shares, $0.00005 par value, 100,000,000 shares authorized, no shares issued or outstanding as of December 31, 2021 and 2020, respectively	-	-
Ordinary shares, $0.00005 par value, 900,000,000 shares authorized, 30,654,712 and 30,054,712 shares issued and 21,044,712 and 20,444,712 shares outstanding as of December 31, 2021 and 2020, respectively	1,533	1,503
Treasury shares, at cost, 9,610,000 shares issued as of December 31, 2021 and 2020, respectively	(481)	(481)
Additional paid-in capital	21,884,962	18,884,992
Subscription receivable	(1,000,000)	-
Statutory reserves	112,347	112,347
Retained earnings	25,092,043	13,647,770
Accumulated other comprehensive income (loss)	1,097,956	923,115
Total shareholders’ equity	47,188,360	33,569,246

Total liabilities and shareholders’ equity	$61,921,716	$37,974,629

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
OPERATING EXPENSES:
General and administrative	$(3,501,857)	$(4,452,154)
Total operating expenses	(3,501,857)	(4,452,154)

LOSS FROM OPERATIONS	(3,501,857)	(4,452,154)

OTHER INCOME (EXPENSE)
Finance income (expense)	1,079	(17,410)
Equity income of subsidiaries and VIEs	14,945,051	6,517,671
Total other income, net	14,946,130	6,500,261

NET INCOME	11,444,273	2,048,107
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	174,841	1,144,657
COMPREHENSIVE INCOME	$11,619,114	$3,192,764

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$11,444,273	$2,048,107
Adjustments to reconcile net income to cash used in operating activities:
Change in operating assets and liabilities:
(Decrease) increase in accounts payable	(2,820,000)	2,960,000
(Decrease) increase in other payables and accrued liabilities	(517,960)	50,918
(Increase) in other receivable - intercompany	(2,862,437)	-
Increase (decrease) in other payables - intercompany	13,174,933	(18,993)
Equity income of subsidiaries and VIEs	(14,945,051)	(6,517,671)
Net cash used in operating activities	3,473,758	(1,477,639)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of ordinary shares, net	2,000,000	18,090,668
Net cash provided by financing activities	2,000,000	18,090,668

CHANGES IN CASH AND CASH EQUIVALENTS	5,473,758	16,613,029

CASH AND CASH EQUIVALENTS, beginning of year	16,613,029	-

CASH AND CASH EQUIVALENTS, end of year	$22,086,787	$16,613,029
NON-CASH INVESTING ACTIVITY
Proceeds from initial public offering held in escrow	$-	$600,000
Proceeds om initial public offering offset with intercompany payable	$-	$1,413,458